INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
INTANGIBLE ASSETS
Intangible assets	$ 2,612,974	$ 2,312,933
Intangible assets
INTANGIBLE ASSETS
Intangible assets	2,703,421	2,403,037
Impairment allowance
INTANGIBLE ASSETS
Intangible assets	$ (90,447)	$ (90,104)	$ (90,085)	$ (90,085)